EARNINGS (LOSS) PER SHARE (Tables)	3 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
Schedule of anti dilutive securities

	March 31, 2025	December 31, 2024
Stock options	3,545,682	3,545,764
Warrants	703,030	1,003,358
Series AAA preferred stock	314,124	314,124
Series E preferred stock	10,281	10,281
Total common stock equivalents	4,573,117	4,873,527